CASH AND CASH EQUIVALENTS (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash held in:
Cash and cash equivalents	$ 5,292,833	$ 9,242,809	$ 17,507,157	$ 22,954,571
United States dollars
Cash held in:
Cash	4,489,501	8,173,582	16,989,119
Canadian dollars
Cash held in:
Cash	525,371	483,730	70,112
Euros
Cash held in:
Cash	$ 277,961	$ 585,497	$ 447,926